SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Emerging Markets Equity Fund DWS Equity Dividend Fund

Effective November 1, 2012, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of each fund’s prospectus and summary prospectus.

Thomas Voecking, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

Anna Wallentin, Director. Portfolio Manager of the fund. Joined the fund in 2012.

Juergen Foerster, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

Johannes Prix, PhD, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

Effective November 1, 2012, the following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of each fund’s prospectus.

Thomas Voecking, Managing Director. Portfolio Manager of the fund. Joined the fund in 2011.

■	Joined Deutsche Bank in 1991. Other company positions include analyst at DB Research, Head of the Strategic Asset Consulting team, and overlay portfolio manager and product specialist.

■	Portfolio Manager, Market Research Strategies: Frankfurt.

■	MS, University of Muenster.

Anna Wallentin, Director. Portfolio Manager of the fund. Joined the fund in 2012.

■	Fund Manager and Business Manager, DWS Investments: Frankfurt.

■
Joined Deutsche Asset Management in 1995. Prior to her current role, she has served as a Senior Research Analyst in Credit and Market Risk Management and as a Business Analyst in the Business Line Technology Group, OTC Derivatives, based in London and Frankfurt. Joined the Asset Management Retail group in 2002 as a Deputy Head of Risk and Control. In 2006 she became Senior Portfolio Analyst within Equities Fund Management of DWS.

■	Master of Mathematics and Physics, Philipps-University, Marburg; Master of Mathematics, Moscow State University.

Juergen Foerster, Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

■	Euro Equity Portfolio Manager in the team ”Insurance Solutions”: Frankfurt.

■
Joined Deutsche Asset Management in 2005 with 20 years of prior industry experience. Prior to joining, he was responsible for equity investments at Zürich Versicherung Deutschland for 15 years and at CommerzInvest for three years.

■	Graduated from banking academy; Completed bank training program at Commerzbank, Mannheim.

Johannes Prix, PhD, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

■	Portfolio Manager, Market Research Strategies: Frankfurt.

■	Joined Deutsche Asset Management in 2008. Prior to joining, he was an Assistant Professor at Vienna University of Economics.

■	MSc in Mathematics from University of Graz; PhD in Finance from Vienna University of Economics.

Please Retain This Supplement for Future Reference

October 24, 2012 PROSTKR-190